Other variable compensation (Details 6) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 424	SFr 368	SFr 464	SFr 792	SFr 830
Estimated unrecognized compensation expense	SFr 2,316			2,316
Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In 2Q22, the Group granted deferred cash and share retention awards of CHF 12 million, mainly in the Investment Bank division and corporate functions. These awards will be expensed over the applicable vesting period from the grant date. Amortization of retention awards in 2Q22 totaled CHF 33 million, of which CHF 2 million was related to awards granted in 2Q22. 3Q22 to date, the Group granted deferred cash and share retention awards of CHF 289 million to certain employees in the Investment Bank division. This compensation will be expensed in the Investment Bank division over a three-year vesting period from the grant date.
Compensation expense relating to deferred compensation	SFr 33	30	26	63	39
Estimated unrecognized compensation expense	206			206
Deferred cash retention awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	12			12		SFr 289
Compensation expense relating to deferred compensation	33
Compensation expense relating to deferred compensation, of which granted in current year	SFr 2
Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In 2Q22, the Group granted deferred fixed cash compensation of CHF 207 million to certain employees in the Americas and Asia Pacific. This compensation will be expensed in the Investment Bank division over a three-year vesting period from the grant date. Amortization of deferred fixed cash compensation in 2Q22 totaled CHF 85 million, of which CHF 54 million was related to awards granted in 2Q22. 3Q22 to date, the Group granted deferred fixed cash compensation of up to CHF 40 million to certain employees in the Wealth Management division. This compensation will be expensed in the Wealth Management division over a three-year vesting period from the grant date. Retention awards
Compensation expense relating to deferred compensation	SFr 199	SFr 102	SFr 102	301	151
Estimated unrecognized compensation expense	986			986
Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	207			207
Compensation expense relating to deferred compensation	85
Compensation expense relating to deferred compensation, of which granted in current year	SFr 54
Deferred fixed cash awards | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount						40
Deferred fixed cash awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation				758	827
Estimated unrecognized compensation expense	SFr 2,227			SFr 2,227
Bank | Other variable compensation | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term				3 years
Bank | Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 6M22, the Bank granted deferred cash and share retention awards of CHF 53 million, mainly in the Investment Bank division. These awards will be expensed over the applicable vesting period from the grant date. Amortization of retention awards in 6M22 totaled CHF 61 million, of which CHF 5 million was related to awards granted in 6M22. 3Q22 to date, the Bank granted deferred cash and share retention awards of CHF 289 million to certain employees in the Investment Bank division. This compensation will be expensed in the Investment Bank division over a three-year vesting period from the grant date.
Compensation expense relating to deferred compensation				SFr 61	39
Estimated unrecognized compensation expense	203			SFr 203
Bank | Upfront cash award
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 6M22, the Bank granted upfront cash awards of CHF 797 million to certain managing directors and directors as part of their 2021 variable compensation. Amortization of upfront cash awards in 6M22 totaled CHF 178 million, of which CHF 160 million was related to awards granted in 6M22.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	797			SFr 797
Compensation expense relating to deferred compensation				178
Compensation expense relating to deferred compensation, of which granted in current year				160
Bank | Deferred cash retention awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	53			53		289
Compensation expense relating to deferred compensation				61
Compensation expense relating to deferred compensation, of which granted in current year				SFr 5
Bank | Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 6M22, the Bank granted deferred fixed cash compensation of CHF 213 million to certain employees in the Americas and Asia Pacific. This compensation will be expensed in the Investment Bank division over a three-year vesting period from the grant date. Amortization of deferred fixed cash awards in 6M22 totaled CHF 102 million, of which CHF 56 million was related to awards granted in 6M22. 3Q22 to date, the Bank granted deferred fixed cash compensation of up to CHF 40 million to certain employees in the Wealth Management division. This compensation will be expensed in the Wealth Management division over a three-year vesting period from the grant date. Upfront cash awards
Compensation expense relating to deferred compensation				SFr 291	SFr 169
Estimated unrecognized compensation expense	953			953
Bank | Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 213			213		SFr 40
Compensation expense relating to deferred compensation				102
Compensation expense relating to deferred compensation, of which granted in current year				SFr 56